RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Related Party Transaction [Line Items]
Loan to:	¥ 1,000	$ 145	¥ 0	¥ 10,485
Loan from:	111,769	16,255	650,969	0
Interest expense to:	7,150	1,040	46,355	15,073
Repayment to:	236,361	34,377	0	0
Management service income from:	9,141	1,330	10,695	7,988
Consultation service income from:	0	0	0	70
Interest Expense, Related Party	7,150	1,040	46,355	15,073
JWYK [Member]
Related Party Transaction [Line Items]
Consultation service income from:	0	0	0	70
Gopher [Member]
Related Party Transaction [Line Items]
Interest expense to:	6,957	1,012	14,639	15,073
Repayment to:	176,906	25,730	0	0
Interest Expense, Related Party	6,957	1,012	14,639	15,073
JYADK [Member]
Related Party Transaction [Line Items]
Loan to:	0	0	0	1,485
Interest income from:	285	41	221	370
Tianjin Jiatai [Member]
Related Party Transaction [Line Items]
Loan to:	50	7	0	0
Loan from:	0	0	91,855	0
Interest expense to:	193	28	0	0
Repayment to:	36,420	5,297	0	0
Management service income from:	4,810	700	6,577	7,988
Interest Expense, Related Party	193	28	0	0
Allcure Information [Member]
Related Party Transaction [Line Items]
Loan to:	0	0	0	9,000
SH MZJH [Member]
Related Party Transaction [Line Items]
Loan to:	950	138	0	0
Loan from:	12,420	1,806	0	0
Management service income from:	4,810	700	0	0
Shanghai Huifu Technology Limited [Member]
Related Party Transaction [Line Items]
Loan from:	22,000	3,200	0	0
Repayment to:	20,285	2,950	0	0
Wuxi MZJH [Member]
Related Party Transaction [Line Items]
Loan to:	460	67	0	0
Loan from:	1,850	269	0	0
SH Rongchi [Member]
Related Party Transaction [Line Items]
Loan from:	18,820	2,737	0	0
Cherrylane Investment Limited [Member]
Related Party Transaction [Line Items]
Loan from:	12,720	1,850	0	0
Repayment to:	2,750	400	0	0
Guofu Huimei [Member]
Related Party Transaction [Line Items]
Loan from:	0	0	300,000	0
Interest expense to:	15,997	2,327	31,716	0
Interest Expense, Related Party	15,997	2,327	31,716	0
Beijing Century Friendship [Member]
Related Party Transaction [Line Items]
Loan from:	30,551	4,443	218,104	0
CMCC [Member]
Related Party Transaction [Line Items]
Loan from:	13,408	1,950	41,010	0
Management service income from:	¥ 4,331,000	$ 630	¥ 4,118,000	¥ 0